Financial instruments - classification	12 Months Ended
Dec. 31, 2021
Financial instruments - classification
Financial instruments - classification

10 Financial instruments – classification

Financial instruments are contracts that give rise to a financial asset of one entity and a corresponding financial liability or equity instrument of a counterparty entity, such as: cash; derivatives; loans; deposits; and settlement balances. This note presents financial instruments classified in accordance with IFRS 9 – Financial Instruments.

Judgment: classification of financial assets

Classification of financial assets between amortised cost and fair value through other comprehensive income requires a degree of judgment in respect of business models and contractual cashflows.

-	The business model criteria is assessed at a portfolio level to determine whether assets are classified as held to collect or held to collect and sell. Information that is considered in determining the applicable business model includes the portfolio’s policies and objectives, how the performance and risks of the portfolio are managed, evaluated and reported to management; and the frequency, volume and timing of sales in prior periods, sales expectation for future periods, and the reasons for sales.
-	The contractual cash flow characteristics of financial assets are assessed with reference to whether the cash flows represent solely payments of principal and interest. A level of judgment is made in assessing terms that could change the contractual cash flows so that it would not meet the condition for solely payments of principal and interest, including contingent and leverage features, non-recourse arrangements and features that could modify the time value of money.

For accounting policy information see Accounting policies 10, 12, 13 and 15.

10 Financial instruments – classification continued

Judgment: classification of financial assets

The following tables analyse financial assets and liabilities in accordance with the categories of financial instruments on an IFRS 9 basis.

			Amortised	Other
	MFVTPL	FVOCI	cost	assets	Total
Assets	£m	£m	£m	£m	£m
Cash and balances at central banks	—	—	177,757	—	177,757
Trading assets	59,158	—	—	—	59,158
Derivatives (1)	106,139	—	—	—	106,139
Settlement balances	—	—	2,141	—	2,141
Loans to bank - amortised cost (2)	—	—	7,682	—	7,682
Loans to customers - amortised cost (3)	—	—	358,990	—	358,990
Other financial assets	317	37,266	8,562	—	46,145
Intangible assets	—	—	—	6,723	6,723
Other assets	—	—	—	8,242	8,242
Assets of disposal groups	—	—	—	9,015	9,015
31 December 2021	165,614	37,266	555,132	23,980	781,992

Cash and balances at central banks			124,489		124,489
Trading assets	68,990				68,990
Derivatives (1)	166,523				166,523
Settlement balances			2,297		2,297
Loans to bank - amortised cost (2)			6,955		6,955
Loans to customers - amortised cost (3)			360,544		360,544
Other financial assets	440	44,902	9,806		55,148
Intangible assets				6,655	6,655
Other assets				7,890	7,890
31 December 2020	235,953	44,902	504,091	14,545	799,491

	Held-for-		Amortised	Other
	trading	DFV	cost	liabilities	Total
Liabilities	£m	£m	£m	£m	£m
Bank deposits (4)	—	—	26,279	—	26,279
Customer deposits	—	—	479,810	—	479,810
Settlement balances	—	—	2,068	—	2,068
Trading liabilities	64,598	—	—	—	64,598
Derivatives (1)	100,835	—	—	—	100,835
Other financial liabilities (5)	—	1,671	47,655	—	49,326
Subordinated liabilities	—	703	7,726	—	8,429
Notes in circulation	—	—	3,047	—	3,047
Other liabilities (6)	—	—	1,356	4,441	5,797
31 December 2021	165,433	2,374	567,941	4,441	740,189

Bank deposits (4)			20,606		20,606
Customer deposits			431,739		431,739
Settlement balances			5,545		5,545
Trading liabilities	72,256				72,256
Derivatives (1)	160,705				160,705
Other financial liabilities (5)		2,403	43,408		45,811
Subordinated liabilities		793	9,169		9,962
Notes in circulation			2,655		2,655
Other liabilities (6)			1,882	4,506	6,388
31 December 2020	232,961	3,196	515,004	4,506	755,667

(1)	Includes net hedging derivatives assets of £44 million (2020 - £93 million) and net hedging derivatives liabilities of £120 million (2020 - £130 million).
(2)	Includes items in the course of collection from other banks of £67 million (2020 - £148 million).
(3)	Includes finance lease receivables of £8,531 million (2020 - £9,061 million).
(4)	Includes items in the course of transmission to other banks of £56 million (2020 - £12 million).
(5)

The carrying amount of other customer accounts designated at fair value through profit or loss is the same as the principal amount for both periods. No amounts have been recognised in the profit or loss for changes in credit risk associated with these liabilities as the changes are immaterial both during the period and cumulatively.

(6)	Includes lease liabilities of £1,263 million (2020 - £1,698 million) held at amortised cost.

10 Financial instruments – classification continued

Judgment: classification of financial assets

	2021	2020
	£m	£m
Reverse repos
Trading assets	20,742	19,404
Loans to banks - amortised cost	189	153
Loans to customers - amortised cost	25,962	25,011

Repos
Bank deposits	7,912	6,470
Customer deposits	14,541	5,167
Trading liabilities	19,389	19,036

The tables below present information on financial assets and financial liabilities that are offset on the balance sheet under IFRS or subject to enforceable master netting agreements together with financial collateral received or given.

	Instruments which can be offset			Potential for offset not recognised by IFRS
				Effect of			Net amount after	Instruments
				master netting			the effect of netting	outside
		IFRS	Balance	and similar	Cash	Securities	agreements and	netting	Balance
	Gross	offset	sheet	agreements	collateral	collateral	related collateral	agreements	sheet total
2021	£m	£m	£m	£m	£m	£m	£m	£m	£m
Derivative assets	113,220	(7,961)	105,259	(85,006)	(15,035)	(2,428)	2,790	880	106,139
Derivative liabilities	108,594	(8,568)	100,026	(85,006)	(9,909)	(2,913)	2,198	809	100,835
Net position (1)	4,626	607	5,233	—	(5,126)	485	592	71	5,304

Trading reverse repos	44,529	(24,422)	20,107	(900)	—	(19,136)	71	635	20,742
Trading repos	42,664	(24,422)	18,242	(900)	—	(17,341)	1	1,147	19,389
Net position	1,865	—	1,865	—	—	(1,795)	70	(512)	1,353

Non trading reverse repos	33,729	(7,594)	26,135	—	—	(26,135)	—	16	26,151
Non trading repos	30,047	(7,594)	22,453	—	—	(22,453)	—	—	22,453
Net position	3,682	—	3,682	—	—	(3,682)	—	16	3,698

2020
Derivative assets	176,425	(10,807)	165,618	(137,086)	(19,608)	(5,053)	3,871	905	166,523
Derivative liabilities	171,614	(11,540)	160,074	(137,086)	(15,034)	(4,921)	3,033	631	160,705
Net position (1)	4,811	733	5,544	—	(4,574)	(132)	838	274	5,818

Trading reverse repos	43,908	(24,867)	19,041	(929)	—	(18,040)	72	363	19,404
Trading repos	42,203	(24,867)	17,336	(929)	—	(16,407)	—	1,700	19,036
Net position	1,705	—	1,705	—	—	(1,633)	72	(1,337)	368

Non trading reverse repos	36,117	(10,953)	25,164	—	—	(25,164)	—	—	25,164
Non trading repos	22,590	(10,953)	11,637	—	—	(11,637)	—	—	11,637
Net position	13,527	—	13,527	—	—	(13,527)	—	—	13,527

(1)	The net IFRS offset balance of £607 million (2020 - £733 million)relates to variation margin netting reflected on other balance sheet lines.

10 Financial instruments – classification continued

Interest rate benchmark reform

The NatWest Group IBOR program successfully delivered the conversion of the vast majority of the IBOR exposures to risk free rates (RFR) in advance of the cessation date. This encompasses loans, deposits, capital instruments and derivatives, which, have been converted using fallback provisions, switch provisions or as part of market-wide conversion events in the case of derivatives subject to clearing. These instruments will convert at the first repricing date post cessation.

The total amount of exposure for NatWest Group at 31 December 2021 subject to the above conversion provisions are £22,056 million of assets, £426 million of liabilities, £15,785 million of loan commitments and £557.7 billion of derivative notionals.

Despite the significant conversion levels achieved, certain instruments remain in discussion with customers and counterparties to achieve consensual conversion. If consensual conversion is not achieved these instruments will default to synthetic LIBOR in line with relevant legislation.

The level of exposures without explicit or agreed conversion provisions as of 31 December 2021 is as follows:

	Rates subject to IBOR reform
	GBP LIBOR	USD IBOR (1)	Other IBOR (2)	Total
2021	£m	£m	£m	£m
Trading assets	62	90	—	152
Loans to banks - amortised cost	—	11	—	11
Loans to customers - amortised cost	4,788	4,565	267	9,620
Other financial assets	864	768	—	1,632

Bank deposits	—	37	—	37
Customer deposits	—	—	—	—
Trading liabilities	31	166	—	197
Other financial liabilities	2,390	7,023	131	9,544
Subordinated liabilities	—	90	—	90

Loan commitments (3)	1,016	6,366	55	7,437

Derivatives notional (£bn)	3.6	1,152.0	—	1,155.6

At December 2021 NatWest Group held certain currency swaps with both legs subject to IBOR reform, for which only the GBP LIBOR leg has an explicit or agreed conversion provisions as of 31 December 2021, but not the entire contract. These include currency swaps of GBP LIBOR of £8.7 billion with USD IBOR £8.2 billion and Other IBOR £0.5 billion; currency swaps of USD IBOR of £117 billion with GBP LIBOR £91.7 billion and Other IBOR £25.3 billion; currency swaps of EURIBOR of £0.1 billion with GBP LIBOR £0.1 billion; currency swaps of Other IBOR of £0.4 billion with USD IBOR £0.4 billion.

10 Financial instruments – classification continued

Interest rate benchmark reform

	Rates subject to IBOR reform
	GBP LIBOR	USD IBOR (1)	EURIBOR (2)	Other IBOR	Total
2020	£m	£m	£m	£m	£m
Trading assets	75	60	348	1	484
Loans to banks - amortised cost	23	82	101	—	206
Loans to customers - amortised cost	40,299	6,366	4,950	234	51,849
Other financial assets	2,918	303	370	—	3,591

Bank deposits	—	367	—	107	474
Customer deposits	—	—	—	4	4
Trading liabilities	54	414	269	2	739
Other financial liabilities	2,492	9,806	5,902	196	18,396
Subordinated liabilities	8	850	438	—	1,296

Loan commitments (3)	25,616	9,228	7,176	682	42,702

Derivatives notional (£bn)	1,407.5	1,368.8	2,358.7	289.6	5,424.6

(1)	In 2021 the FCA declared that USD IBOR will be non-representative post 30 June 2023; at the time of preparing the 31 December 2020 Annual Report on Form 20-F this date was expected to be 31 December 2021.
(2)	In 2021 management concluded that EURIBOR is not expected to be significantly reformed further and therefore any uncertainty due to interest benchmark rate reform for EURIBOR has ended. 31 December 2020 data includes EURIBOR exposure as subject to reform.
(3)	Certain loan commitments are multi-currency facilities. Where these are fully undrawn, they are allocated to the principal currency of the facility. Where the facilities are partly drawn, the remaining loan commitment is allocated to the currency with the largest drawn amount.

Included within the 31 December 2020 table above for derivatives were currency swaps with corresponding legs also subject to IBOR reform of GBP LIBOR of £5.2 billion with USD IBOR £2.0 billion, EURIBOR £2.9 billion and Other IBOR £0.3 billion. Currency swaps of USD IBOR of £231.7 billion with GBP LIBOR £98.5 billion, EURIBOR £85.8 billion and Other IBOR £47.4 billion. Currency swaps of EURIBOR of £5.1 billion with GBP LIBOR £2.3 billion, USD IBOR £1.8 billion and Other IBOR £1.0 billion. Currency swaps of Other IBOR of £2.2 billion with EURIBOR £0.7 billion, USD IBOR £1.2 billion and Other IBOR £0.3 billion.

Additionally, included above are basis swaps for GBP LIBOR of £97 billion, USD IBOR of £ 81 billion, EURIBOR of £49 billion and Other IBOR of £10 billion.

AT1 issuances

NatWest Group has issued certain capital instruments, AT1, under which reset clauses are linked to IBOR rates subject to reform. Where under the contractual terms of the instrument the coupon resets to a rate which has IBOR as a specified component of its pricing structure, these are subject to IBOR reform and listed below:

	31 December	31 December
	2021	2020
	£m	£m
US$1.15 billion 8% notes	734	734
US$2.65 billion 8.625% notes	—	2,046

NatWest Group‘s non-cumulative preference shares of USD$0.01 Series U (£494 million) are also subject to IBOR reform.